Employee Investment Plans (Details) (PUGET SOUND ENERGY, INC., USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Contribution Plan
Employer discretionary contribution amount	$ 13.5	$ 11.8	$ 11.4
Cash Balance Formula [Member]
Defined Contribution Plan
Maximum annual contribution per employee, percent	100.00%
Employer matching contribution, percent	6.00%
Employer additional contribution of base pay, percentage	1.00%
Final Average Earnings Formula
Defined Contribution Plan
Maximum annual contribution per employee, percent	55.00%
Employer matching contribution, percent	6.00%